SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current - Local
Income tax expenses							4,796
Deferred
Deferred - Local
Labuan
Current -Foreign							4,796
Deferred
Deferred -Foreign
MALAYSIA
Current -Foreign
Deferred
Deferred -Foreign